Notes Payable - FNF 5.50% Notes (Details) - 5.50% notes due September 2022 - Unsecured Notes - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Aug. 28, 2012
Debt Instrument [Line Items]
Amount of debt instrument			$ 400,000,000
Stated interest rate (as percent)	5.50%	5.50%	5.50%
Price as a percent of par on offering of unsecured notes			99.513%
Effective interest rate			5.564%
Amount triggering default			$ 100,000,000